Bank Credit Lines and Loan Facilities - Schedule of Movement on Debt Instrument (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Drawdown of credit lines and facilities					$ 370,000	$ 75,000	$ 5,905,100
Repayment of credit lines and facilities					1,265,000	875,000	$ 877,780
Total long-term debt, net	$ 3,806,213				3,806,213
Senior Secured Revolving Loan Facility | Senior secured revolving loan facility | Line of credit
Debt Instrument [Line Items]
Drawdown of credit lines and facilities	65,000	$ 75,000	$ 50,000	$ 180,000	370,000	0
Repayment of credit lines and facilities	85,000	50,000	80,000	100,000	315,000	0
Total long-term debt, net	$ 55,000	$ 75,000	$ 50,000	$ 80,000	$ 55,000	$ 0